Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Analysis of income and expense [abstract]
Findus Group integration costs	€ 0.0	€ 1.1	€ 3.0	€ 7.1
Supply chain reconfiguration	0.0	1.1	(3.6)	1.3
Goodfella's Pizza & Aunt Bessie's integration costs	4.7	2.2	8.7	3.0
Factory optimization	1.3	0.4	2.1	0.9
Exceptional Items, Tax Expense (Income), Continuing Operations	€ (0.1)	€ (1.6)	(0.6)	(2.4)
Cash flows relating to exceptional items			€ (7.6)	€ (28.2)